Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

The following section was prepared in accordance with Item 402(v) of the SEC’s Regulation S-K.

The following table provides additional compensation information for the past five fiscal years for our Chief Executive Officer (“CEO”) and our non-CEO Named Executive Officers (“Other NEOs”), as well as total shareholder return, net income attributable to UHS, Inc. and adjusted earnings per share, diluted performance results for our fiscal years ending in 2024, 2023, 2022, 2021 and 2020:

					Average	Average	Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for CEO 1(1)	Compensation Actually Paid to CEO 1(2)	Summary Compensation Table Total for CEO 2(1)	Compensation Actually Paid to CEO 2(2)	Summary Compensation Table Total for Other NEOs(1)	Compensation Actually Paid for Other NEOs(1)(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Income ($ in thousands)	Adjusted Earnings per share, diluted(4)

2024	$—	$—	$15,021,836	$25,780,128	$5,449,127	$9,590,254	$128	$213	$1,163,109	$16.61
2023	$—	$—	$14,407,937	$14,959,742	$5,764,662	$4,627,875	$108	$191	$719,307	$10.54
2022	$—	$—	$10,919,976	$13,476,236	$3,270,794	$5,112,238	$100	$167	$656,982	$9.88
2021	$—	$—	$14,020,942	$9,784,532	$6,684,372	$995,897	$91	$181	$987,632	$11.82
2020	$13,246,214	$47,969,126	$—	$—	$1,825,611	$6,273,018	$96	$114	$952,790	$11.12

(1)
Named executive officers included in the above compensation columns reflect the following:

Year	CEO	Non-CEO NEOs

2024	Marc D. Miller	Alan B. Miller, Filton, Peterson, Sim

2023	Marc D. Miller	Alan B. Miller, Filton, Peterson, Sim
o
2022	Marc D. Miller	Alan B. Miller, Filton, Pember, Peterson, Sim

2021	Marc D. Miller	Alan B. Miller, Filton, Pember, Peterson

2020	Alan B. Miller	Marc D. Miller, Filton, Pember, Peterson

(2)
SEC rules require certain adjustment be made to the Summary Compensation Table (“SCT”) totals to determine “Compensation Actually Paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the total compensation from the SCT, adjusted to include, among other things, the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends or other earnings, since dividends are factored into the fair value of the award.

The following tables detail these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Unvested Prior Awards (ii)	Change in Value of Vested Prior Awards (iii)	Change in Value of Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c) = (i) + (ii) + (iii) + (iv)	CAP (d) = (a) - (b) + (c)

2024	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—
2024	CEO 2	$15,021,836	$9,255,605	$9,217,204	$8,145,304	$2,651,390	$—	$20,013,897	$25,780,128
2024	Other NEOs	$5,449,127	$2,840,213	$2,828,429	$2,330,210	$1,822,701	$—	$6,981,341	$9,590,254
2023	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—
2023	CEO 2	$14,407,937	$9,888,558	$13,063,409	$(131,034)	$(2,492,012)	$—	$10,440,363	$14,959,742
2023	Other NEOs	$5,764,662	$3,384,852	$4,123,681	$349,678	$(2,225,294)	$—	$2,248,065	$4,627,875
2022	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—
2022	CEO 2	$10,919,976	$9,508,078	$9,680,126	$430,267	$1,953,945	$—	$12,064,338	$13,476,236
2022	Other NEOs	$3,270,794	$2,342,607	$1,915,653	$865,575	$1,920,853	$(518,031)	$4,184,050	$5,112,238
2021	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—
2021	CEO 2	$14,020,942	$10,104,427	$8,545,032	$(2,230,851)	$(446,165)	$—	$5,868,017	$9,784,532
2021	Other NEOs	$6,684,372	$4,794,552	$4,054,620	$(4,194,869)	$(753,674)	$—	$(893,923)	$995,897
2020	CEO 1	$13,246,214	$9,603,667	$48,125,827	$9,138,224	$(12,937,472)	$—	$44,326,579	$47,969,126
2020	CEO 2	$—	$—	$—	$—	$—	$—	$—	$—
2020	Other NEOs	$1,825,611	$1,057,222	$5,664,134	$1,053,709	$(1,213,213)	$—	$5,504,630	$6,273,018

(3)
Total Shareholder Return (“TSR”) is determined based upon the value of an initial fixed investment of $100. The TSR peer group consists of the industry line peer group reflected in our 2024 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The companies in the peer group are as follows: Arcadia Healthcare Company, Inc., Community Health Systems, Inc., HCA Healthcare, Inc., and Tenet Healthcare Corporation. Each year reflects the cumulative total return assuming $100 invested on December 31, 2019 in our common stock and in the our peer group, including subsequent reinvestment of dividends.
(4)
Adjusted earnings per share, diluted, was selected by the Company as the Company-Selected Measure (“CSM”). It is a non-Generally Accepted Accounting Principles (“GAAP”) financial measure. A reconciliation of adjusted earnings per share, diluted, to the most directly comparable financial measure calculated in accordance with GAAP is included in the Company’s Form 8-K filed with the SEC on February 27, 2025.

Company Selected Measure Name	Adjusted earnings per share, diluted
Named Executive Officers, Footnote
(1)
Named executive officers included in the above compensation columns reflect the following:

Year	CEO	Non-CEO NEOs

2024	Marc D. Miller	Alan B. Miller, Filton, Peterson, Sim

2023	Marc D. Miller	Alan B. Miller, Filton, Peterson, Sim
o
2022	Marc D. Miller	Alan B. Miller, Filton, Pember, Peterson, Sim

2021	Marc D. Miller	Alan B. Miller, Filton, Pember, Peterson

2020	Alan B. Miller	Marc D. Miller, Filton, Pember, Peterson

Peer Group Issuers, Footnote	Total Shareholder Return (“TSR”) is determined based upon the value of an initial fixed investment of $100. The TSR peer group consists of the industry line peer group reflected in our 2024 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The companies in the peer group are as follows: Arcadia Healthcare Company, Inc., Community Health Systems, Inc., HCA Healthcare, Inc., and Tenet Healthcare Corporation. Each year reflects the cumulative total return assuming $100 invested on December 31, 2019 in our common stock and in the our peer group, including subsequent reinvestment of dividends.
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustment be made to the Summary Compensation Table (“SCT”) totals to determine “Compensation Actually Paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the total compensation from the SCT, adjusted to include, among other things, the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends or other earnings, since dividends are factored into the fair value of the award.

The following tables detail these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Unvested Prior Awards (ii)	Change in Value of Vested Prior Awards (iii)	Change in Value of Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c) = (i) + (ii) + (iii) + (iv)	CAP (d) = (a) - (b) + (c)

2024	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—
2024	CEO 2	$15,021,836	$9,255,605	$9,217,204	$8,145,304	$2,651,390	$—	$20,013,897	$25,780,128
2024	Other NEOs	$5,449,127	$2,840,213	$2,828,429	$2,330,210	$1,822,701	$—	$6,981,341	$9,590,254
2023	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—
2023	CEO 2	$14,407,937	$9,888,558	$13,063,409	$(131,034)	$(2,492,012)	$—	$10,440,363	$14,959,742
2023	Other NEOs	$5,764,662	$3,384,852	$4,123,681	$349,678	$(2,225,294)	$—	$2,248,065	$4,627,875
2022	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—
2022	CEO 2	$10,919,976	$9,508,078	$9,680,126	$430,267	$1,953,945	$—	$12,064,338	$13,476,236
2022	Other NEOs	$3,270,794	$2,342,607	$1,915,653	$865,575	$1,920,853	$(518,031)	$4,184,050	$5,112,238
2021	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—
2021	CEO 2	$14,020,942	$10,104,427	$8,545,032	$(2,230,851)	$(446,165)	$—	$5,868,017	$9,784,532
2021	Other NEOs	$6,684,372	$4,794,552	$4,054,620	$(4,194,869)	$(753,674)	$—	$(893,923)	$995,897
2020	CEO 1	$13,246,214	$9,603,667	$48,125,827	$9,138,224	$(12,937,472)	$—	$44,326,579	$47,969,126
2020	CEO 2	$—	$—	$—	$—	$—	$—	$—	$—
2020	Other NEOs	$1,825,611	$1,057,222	$5,664,134	$1,053,709	$(1,213,213)	$—	$5,504,630	$6,273,018

Non-PEO NEO Average Total Compensation Amount	$ 5,449,127	$ 5,764,662	$ 3,270,794	$ 6,684,372	$ 1,825,611
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,590,254	4,627,875	5,112,238	995,897	6,273,018
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustment be made to the Summary Compensation Table (“SCT”) totals to determine “Compensation Actually Paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the total compensation from the SCT, adjusted to include, among other things, the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends or other earnings, since dividends are factored into the fair value of the award.

The following tables detail these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Unvested Prior Awards (ii)	Change in Value of Vested Prior Awards (iii)	Change in Value of Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c) = (i) + (ii) + (iii) + (iv)	CAP (d) = (a) - (b) + (c)

2024	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—
2024	CEO 2	$15,021,836	$9,255,605	$9,217,204	$8,145,304	$2,651,390	$—	$20,013,897	$25,780,128
2024	Other NEOs	$5,449,127	$2,840,213	$2,828,429	$2,330,210	$1,822,701	$—	$6,981,341	$9,590,254
2023	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—
2023	CEO 2	$14,407,937	$9,888,558	$13,063,409	$(131,034)	$(2,492,012)	$—	$10,440,363	$14,959,742
2023	Other NEOs	$5,764,662	$3,384,852	$4,123,681	$349,678	$(2,225,294)	$—	$2,248,065	$4,627,875
2022	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—
2022	CEO 2	$10,919,976	$9,508,078	$9,680,126	$430,267	$1,953,945	$—	$12,064,338	$13,476,236
2022	Other NEOs	$3,270,794	$2,342,607	$1,915,653	$865,575	$1,920,853	$(518,031)	$4,184,050	$5,112,238
2021	CEO 1	$—	$—	$—	$—	$—	$—	$—	$—
2021	CEO 2	$14,020,942	$10,104,427	$8,545,032	$(2,230,851)	$(446,165)	$—	$5,868,017	$9,784,532
2021	Other NEOs	$6,684,372	$4,794,552	$4,054,620	$(4,194,869)	$(753,674)	$—	$(893,923)	$995,897
2020	CEO 1	$13,246,214	$9,603,667	$48,125,827	$9,138,224	$(12,937,472)	$—	$44,326,579	$47,969,126
2020	CEO 2	$—	$—	$—	$—	$—	$—	$—	$—
2020	Other NEOs	$1,825,611	$1,057,222	$5,664,134	$1,053,709	$(1,213,213)	$—	$5,504,630	$6,273,018

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The following performance measures reflect the Company’s most important performance measures in effect for 2024, as further described and defined in the Compensation Discussion and Analysis:

•
Adjusted earnings per share, diluted
•
Income before income taxes for each of the acute care and behavioral health division
•
Return on capital
•
Earnings before interest, taxes, depreciation and amortization, and the impacts of other income/expense and net income attributable to noncontrolling interests ("Adjusted EBITDA net of NCI")

Total Shareholder Return Amount	$ 128	108	100	91	96
Peer Group Total Shareholder Return Amount	213	191	167	181	114
Net Income (Loss)	$ 1,163,109,000	$ 719,307,000	$ 656,982,000	$ 987,632,000	$ 952,790,000
Company Selected Measure Amount	16.61	10.54	9.88	11.82	11.12
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted earnings per share, diluted
Non-GAAP Measure Description	Adjusted earnings per share, diluted, was selected by the Company as the Company-Selected Measure (“CSM”). It is a non-Generally Accepted Accounting Principles (“GAAP”) financial measure. A reconciliation of adjusted earnings per share, diluted, to the most directly comparable financial measure calculated in accordance with GAAP is included in the Company’s Form 8-K filed with the SEC on February 27, 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	Income before income taxes for each of the acute care and behavioral health division
Measure:: 3
Pay vs Performance Disclosure
Name	Return on capital
Measure:: 4
Pay vs Performance Disclosure
Name	Earnings before interest, taxes, depreciation and amortization, and the impacts of other income/expense and net income attributable to noncontrolling interests ("Adjusted EBITDA net of NCI")
Marc D. Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,021,836	$ 14,407,937	$ 10,919,976	$ 14,020,942	$ 0
PEO Actually Paid Compensation Amount	$ 25,780,128	$ 14,959,742	$ 13,476,236	$ 9,784,532	0
PEO Name	Marc D. Miller	Marc D. Miller	Marc D. Miller	Marc D. Miller
Alan B. Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 0	13,246,214
PEO Actually Paid Compensation Amount	0	0	0	0	$ 47,969,126
PEO Name					Alan B. Miller
PEO | Marc D. Miller [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,013,897	10,440,363	12,064,338	5,868,017	$ 0
PEO | Marc D. Miller [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,255,605)	(9,888,558)	(9,508,078)	(10,104,427)	0
PEO | Marc D. Miller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,145,304	(131,034)	430,267	(2,230,851)	0
PEO | Marc D. Miller [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,651,390	(2,492,012)	1,953,945	(446,165)	0
PEO | Marc D. Miller [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Marc D. Miller [Member] | Year End Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,217,204	13,063,409	9,680,126	8,545,032	0
PEO | Alan B. Miller [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	44,326,579
PEO | Alan B. Miller [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(9,603,667)
PEO | Alan B. Miller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	9,138,224
PEO | Alan B. Miller [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(12,937,472)
PEO | Alan B. Miller [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Alan B. Miller [Member] | Year End Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	48,125,827
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,981,341	2,248,065	4,184,050	(893,923)	5,504,630
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,840,213)	(3,384,852)	(2,342,607)	(4,794,552)	(1,057,222)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,330,210	349,678	865,575	(4,194,869)	1,053,709
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,822,701	(2,225,294)	1,920,853	(753,674)	(1,213,213)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(518,031)	0	0
Non-PEO NEO | Year End Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,828,429	$ 4,123,681	$ 1,915,653	$ 4,054,620	$ 5,664,134